Significant related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Significant related party transactions

20.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following significant transactions with related parties took place at terms agreed between the parties during the financial year, which are at agreed terms:

	2025	2024	2023
	S$	S$	S$

Sales to a shareholder	6,000	18,886	77,229
Management fee paid to a shareholder	-	-	(3,500)
Interest expenses charged by a shareholder	(11,465)	(1,445)	-

The related parties refer to entities with common shareholders.